Hyundai Auto Receivables Trust 2011-C
Monthly Servicing Report

Collection Period	April 2014
Distribution Date	05/15/14
Transaction Month	31
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		September 16, 2011
Closing Date:		October 5, 2011

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,109,375,752.57	63,426	4.38%	55.82
Original Adj. Pool Balance:		$1,085,695,587.42

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$230,000,000.00	20.732%	0.34292%		October 15, 2012
Class A-2 Notes	Fixed	$315,000,000.00	28.394%	0.62000%		July 15, 2014
Class A-3 Notes	Fixed	$270,000,000.00	24.338%	0.83000%		December 15, 2015
Class A-4 Notes	Fixed	$189,260,000.00	17.060%	1.30000%		February 15, 2018
Total Securities		$1,004,260,000.00	90.525%

Overcollateralization		$81,435,587.42	7.341%
YSOA		$23,680,165.15	2.135%
Total Original Pool Balance		$1,109,375,752.57	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$62,801,216.22	0.2325971	$46,887,678.05	0.1736581	$15,913,538.17
Class A-4 Notes	$189,260,000.00	1.0000000	$189,260,000.00	1.0000000	$-
Total Securities	$252,061,216.22	0.2509920	$236,147,678.05	0.2351460	$15,913,538.17

Weighted Avg. Coupon (WAC)	4.57%		4.60%
Weighted Avg. Remaining Maturity (WARM)	29.59		28.84
Pool Receivables Balance	$282,750,640.22		$264,457,325.03
Remaining Number of Receivables	33,946		31,787

Adjusted Pool Balance	$278,681,060.21		$260,699,661.14

III. COLLECTIONS

Principal:
Principal Collections	$18,047,486.07
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$315,185.14
Total Principal Collections	$18,362,671.21

Interest:
Interest Collections	$1,059,444.06
Late Fees & Other Charges	$29,491.37
Interest on Repurchase Principal	$-
Total Interest Collections	$1,088,935.43

Collection Account Interest	$843.47
Reserve Account Interest	$264.31
Servicer Advances	$-

Total Collections	$19,452,714.42

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Hyundai Auto Receivables Trust 2011-C
Monthly Servicing Report

Collection Period	April 2014
Distribution Date	05/15/14
Transaction Month	31
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections					$19,452,714.42
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$19,452,714.42
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$235,625.53	$-	$235,625.53	$235,625.53
Collection Account Interest					$843.47
Late Fees & Other Charges					$29,491.37
Total due to Servicer					$265,960.37

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$43,437.51		$43,437.51
Class A-4 Notes		$205,031.67		$205,031.67

Total interest:		$248,469.18		$248,469.18	$248,469.18

Available Funds Remaining:					$18,938,284.87

3. Principal Distribution Amount:					$15,913,538.17

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$15,913,538.17
Class A-4 Notes				$-
Class A Notes Total:		15,913,538.17		$15,913,538.17
Total Noteholders Principal				$15,913,538.17

4. Required Deposit to Reserve Account					0.00

5. Trustee Expenses					0.00

6. Remaining Available Collections Released to Certificateholder					3,024,746.70

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$4,069,580.01
Beginning Period Amount	$4,069,580.01
Current Period Amortization	$311,916.13
Ending Period Required Amount	$3,757,663.89
Ending Period Amount	$3,757,663.89
Next Distribution Date Required Amount	$3,464,914.57

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$5,428,477.94
Beginning Period Amount	$5,428,477.94
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$5,428,477.94
Ending Period Amount	$5,428,477.94

VII. OVERCOLLATERALIZATION

Overcollateralization Target	11.50%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$26,619,843.98	$24,551,983.09	$24,551,983.09
Overcollateralization as a % of Adjusted Pool		9.55%	9.42%	9.42%

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Hyundai Auto Receivables Trust 2011-C
Monthly Servicing Report

Collection Period	April 2014
Distribution Date	05/15/14
Transaction Month	31
30/360 Days	30
Actual/360 Days	30

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.63%	31,353	98.06%	$259,336,056.61
30 - 60 Days	1.11%	352	1.55%	$4,108,635.84
61 - 90 Days	0.20%	62	0.29%	$771,114.51
91 + Days	0.06%	20	0.09%	$241,518.07
		31,787		$264,457,325.03
Total
Delinquent Receivables 61 + days past due	0.26%	82	0.38%	$1,012,632.58
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.22%	75	0.30%	$839,644.91
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.25%	90	0.36%	$1,091,093.49
Three-Month Average Delinquency Ratio	0.24%		0.35%

Repossession in Current Period		19		$206,483.11
Repossession Inventory		33		$179,402.64

Charge-Offs
Gross Principal of Charge-Off for Current Period				$245,829.12
Recoveries				$(315,185.14)
Net Charge-offs for Current Period				$(69,356.02)

Beginning Pool Balance for Current Period				$282,750,640.22

Net Loss Ratio				-0.29%
Net Loss Ratio for 1st Preceding Collection Period				-0.27%
Net Loss Ratio for 2nd Preceding Collection Period				-0.19%
Three-Month Average Net Loss Ratio for Current Period				-0.25%

Cumulative Net Losses for All Periods				$6,703,387.77
Cumulative Net Losses as a % of Initial Pool Balance				0.60%

Principal Balance of Extensions				$1,052,787.22
Number of Extensions				81

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